Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Statement of changes in equity [Abstract]
Remeasurements of defined benefit pension plans, Arising during the period	$ (6,214)	$ (184,186)	$ (75,893)	$ (40,200)
Share of remeasurements of defined benefit plans of associates and joint ventures, Arising during the period	41	1,221	2,459	(1,831)
Exchange differences on translation of foreign operations, Arising during the period		(5,975,203)	(1,815,947)	2,784,800
Unrealized gain (loss) on available-for-sale financial assets, Arising during the period		1,224,344	(287,866)	(2,843,916)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period		604,675	(331,615)	(276,994)
Total other comprehensive income (loss), Arising during the period		(4,329,149)	(2,508,862)	(378,141)
Exchange differences on translation of foreign operations, Reclassification adjustments during the period		0	0	0
Unrealized gain (loss) on available-for-sale financial assets, Reclassification adjustments during the period		(642,905)	(1,681,770)	(916,291)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period		102,302	0	677
Total other comprehensive income (loss), Reclassification adjustments during the period		(540,603)	(1,681,770)	(915,614)
Remeasurements of defined benefit pension plans, Before tax	(6,214)	(184,186)	(75,893)	(40,200)
Share of remeasurements of defined benefit plans of associates and joint ventures, Before tax	41	1,221	2,459	(1,831)
Exchange differences on translation of foreign operations, Before tax	(201,593)	(5,975,203)	(1,815,947)	2,784,800
Unrealized gain (loss) on available-for-sale financial assets, Before tax	19,617	581,439	(1,969,636)	(3,760,207)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	23,852	706,977	(331,615)	(276,317)
Total other comprehensive income (loss), Before tax		(4,869,752)	(4,190,632)	(1,293,755)
Remeasurements of defined benefit pension plans, Income tax effect		31,311	12,899	6,809
Share of remeasurements of defined benefit plans of associates and joint ventures, Income tax effect		0	0	0
Exchange differences on translation of foreign operations, Income tax effect		59,838	(620)	(21,026)
Unrealized gain (loss) on available-for-sale financial assets, Income tax effect		100,059	95,705	281,203
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect		(135,989)	58,577	(37,850)
Total other comprehensive income (loss)		55,219	166,561	229,136
Remeasurements of defined benefit pension plans, Net of tax		(152,875)	(62,994)	(33,391)
Share of remeasurements of defined benefit plans of associates and joint ventures, Net of tax		1,221	2,459	(1,831)
Exchange differences on translation of foreign operations, Net of tax		(5,915,365)	(1,816,567)	2,763,774
Unrealized gain (loss) on available-for-sale financial assets, Net of tax		681,498	(1,873,931)	(3,479,004)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax		570,988	(273,038)	(314,167)
Total other comprehensive loss, net of tax	$ (162,434)	$ (4,814,533)	$ (4,024,071)	$ (1,064,619)